INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses of Intangible Assets for Future Annual Periods) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Estimated amortization expenses for each of the future annual periods
2017	¥ 4,921
2018	4,438
2019	4,293
2020	4,132
2021	3,784
Thereafter	24,232
Total	¥ 45,800